Note 10 - Income Taxes (Details) - Deferred Income Tax Asset and Liability (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred income tax asset:
Accrued vacation and compensation	$ 14,000	$ 19,000
Reserves for warranty and other	54,000	57,000
Net operating loss carryforward/tax credits	284,000
Total	352,000	76,000
Non-current deferred income tax asset:
Stock-based compensation expense	904,000	882,000
Deferred revenue/other	1,101,000	835,000
Net operating loss carryforward/tax credits	3,226,000	2,430,000
1603 cash grant basis	516,000	539,000
State depreciation adjustments	639,000	464,000
Accrued expenses	256,000
Less valuation allowance	(3,492,000)	(1,965,000)
Total	3,150,000	3,185,000
Completed contract accounting	305,000
Prepaid expenses	47,000	87,000
Total	352,000	87,000
Deferred revenue	58,000
Depreciation	3,134,000	3,216,000
Total	$ 3,192,000	$ 3,216,000